ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

June 23, 2016

VIA EDGAR

Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: ALPS Variable Investment Trust
(File Nos. 333-139186 and 811-21987)

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Prospectus for the Morningstar Portfolios (the “Portfolios”), dated April 30, 2016. The purpose of the filing is to submit the 497(c) filing dated June 20, 2016 in XBRL for the Portfolios.

If you have any questions regarding this filing, please contact me at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary